Fixed Assets, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ (79)
Analysis of fixed asset activity
Cost : Beginning Balance	792		753
Additions	135		111
Disposals	(63)		(65)
Foreign exchange	17		(7)
Cost : Ending Balance	881		792
Depreciation: Beginning Balance	(386)		(372)
Depreciation expense provided			(76)	[1]
Disposals	(60)		(58)
Foreign exchange	(8)		4
Depreciation: Ending Balance	(413)		(386)
Net book value	406				452
Net book value	468		406		452
Land and buildings(i)
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	(3)	[2]
Analysis of fixed asset activity
Cost : Beginning Balance	73	[2]	73	[2]
Additions	3	[2]	0	[2]
Disposals	0	[2]	0	[2]
Foreign exchange	2	[2]	0	[2]
Cost : Ending Balance	78	[2]	73	[2]
Depreciation: Beginning Balance	(28)	[2]	(25)	[2]
Depreciation expense provided			(3)	[1],[2]
Disposals	0	[2]	0	[2]
Foreign exchange	(1)	[2]	0	[2]
Depreciation: Ending Balance	(32)	[2]	(28)	[2]
Net book value	45	[2]
Net book value	46	[2]	45	[2]
Leasehold improvements
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	(17)
Analysis of fixed asset activity
Cost : Beginning Balance	210		192
Additions	16		24
Disposals	(4)		(13)
Foreign exchange	5		7
Cost : Ending Balance	227		210
Depreciation: Beginning Balance	(61)		(56)
Depreciation expense provided			(15)	[1]
Disposals	(4)		(13)
Foreign exchange	(1)		(3)
Depreciation: Ending Balance	(75)		(61)
Net book value	149
Net book value	152		149
Furniture and equipment
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	(59)
Analysis of fixed asset activity
Cost : Beginning Balance	509		488
Additions	116		87
Disposals	(59)		(52)
Foreign exchange	10		(14)
Cost : Ending Balance	576		509
Depreciation: Beginning Balance	(297)		(291)
Depreciation expense provided			(58)	[1]
Disposals	(56)		(45)
Foreign exchange	(6)		7
Depreciation: Ending Balance	(306)		(297)
Net book value	212
Net book value	$ 270		$ 212

[1]	The depreciation charge for the year ended December 31, 2011 includes an element that is disclosed in salaries and benefits, separate to the depreciation charge line, of $2 million (2010: $nil).
[2]	Included within land and buildings are assets held under capital leases: At December 31, 2012, cost and accumulated depreciation were $25 million and $4 million respectively (2011: $23 million and $2 million, respectively; 2010: $23 million and $1 million, respectively); Depreciation in the year ended December 31, 2012 was $1 million (2011: $1 million; 2010: $1 million).